Acquisitions of Subsidiaries (Details 3) (USD $)				1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011 Firmway	Mar. 31, 2011 Firmway Favorable lease term
Purchase price was allocated as follows:
Term of lease				20 years
Allocated Value
Cash				$ 1,731,778
Amount due from related parties				1,189,679
Prepaid rent				3,815,608
Liabilities assumed				(1,927)
Goodwill	51,600,039	49,400,739	49,328,352	1,316,215
Deferred tax liabilities				(1,316,215)
Intangible assets acquired:					5,264,862
Total consideration				$ 12,000,000
Amortization Period					20 years
Amortization Period of prepaid rent				20 years